Convertible Notes - Information of Convertible Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes Payables [Abstract]
Convertible notes	$ 2,626,768	$ 3,101,549
2024 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	0	151,764
2025 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	1,147,984	1,146,369
2026 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	$ 1,478,784	$ 1,803,416